Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2021
Significant Accounting Policies [Abstract]
Revenue recognition [Policy Text Block]

(a) Revenue recognition

The Company recognizes revenue from the provision of transaction verification services within digital currency networks, commonly termed "cryptocurrency mining". As consideration for these services, the Company receives digital currency from each specific network in which it participates ("coins"). Revenue is measured based on the fair value of the coins received. The fair value is determined using the spot price of the coin on the date of receipt. A coin is considered earned on the completion and addition of a block to the blockchain, at which time the economic benefit is received and can be reliably measured. The coins are recorded on the statement of financial position as digital currencies at their fair value and re-measured at each reporting date. This fair value is determined by taking the price of the coins at 2400 hours (per the Central European Time zone) less costs to sell. Revaluation gains or losses, as well as gains or losses on the sale of coins for traditional (fiat) currencies from the exchange which the Company most frequently uses are included in profit or loss.

Data centre equipment [Policy Text Block]

(b) Data centre equipment

Items of data centre equipment are recorded at cost less accumulated depreciation. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management. Data centre equipment is depreciated on a straight-line basis over a four-year life for graphics processing units ("GPU") equipment and two-year life for application-specific integrated circuit ("ASIC") equipment.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any replaced parts is derecognized. All other repairs and maintenance are charged to profit or loss during the fiscal period in which they are incurred.

Gains and losses on disposal are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Reserves [Policy Text Block]	(c) Reserves Equity reserves includes consideration recognized pursuant to share-based compensation and cumulative translation adjustments.
Share capital [Policy Text Block]

(d) Share capital

For unit offerings, the proceeds from the issuance of units are allocated between common shares and share purchase warrants using the residual method, allocating fair value first to the common shares and then share purchase warrants.

Digital currencies [Policy Text Block]

(e) Digital currencies

Digital currencies consist of cryptocurrency denominated assets (Note 10) and are included in current assets. Digital currencies are carried at their fair value less costs to sell and adjusted at each reporting date for revaluation gains and losses through the statement of profit or loss as well as when digital currencies are exchanged or sold for traditional (fiat) currencies, such as the US dollar.

Impairment of non-financial assets [Policy Text Block]

(f) Impairment of non-financial assets

The Company reviews the carrying amounts of its non-financial assets, including data centre equipment, when events or changes in circumstances indicate the assets may not be recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash generating unit to which the asset belongs. Assets carried at fair value, such as digital currencies, are excluded from impairment analysis.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or cash generating unit are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is the amount obtainable from the sale of an asset or cash generating unit in an arm's length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs of disposal is estimated using a discounted cash flow approach with inputs and assumptions consistent with those of a market participant. If the recoverable amount of an asset or cash generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in net income. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash generating unit is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Share-based compensation [Policy Text Block]

(g) Share-based compensation

The Company operates a stock option plan and RSU plan (Note 19). Share-based compensation to employees is measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based compensation to non-employees is measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to reserves. The fair value of options is determined using the Black- Scholes pricing model which incorporates all market vesting conditions on grant date. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Convertible loan [Policy Text Block]

(h) Convertible loan

A convertible loan is considered to be a compound financial instrument which requires assessment to determine if it contains a liability and an equity component related to the conversion feature. When the conversion feature is for a variable number of shares, there is no equity component but rather is a potential embedded derivative. An embedded derivative is a component of a hybrid contract that also includes a non- derivative host with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.

An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, or other variable.

The host instrument is accounted for as a hybrid instrument with a debt component and a separate embedded derivative component classified as a liability. The initial carrying amount of the host instrument is the residual amount after separating the embedded derivative which is measured at fair value.

The debt component is subsequently accounted for at amortized cost using the effective interest rate method. The embedded derivative is subsequently measured at fair value at each reporting date, with gains and losses in fair value recognized in profit or loss.

Transaction costs that relate to the issue of the convertible loan are allocated to the liability component and embedded derivative component in proportion to the allocation of the gross proceeds. Transaction costs relating to the embedded derivative liability component are expensed directly in profit or loss and transaction costs relating to the financial liability component are included in the carrying amount of the liability component and are amortized over the expected life of the convertible loan using the effective interest method.

Financial instruments [Policy Text Block]

(j) Financial instruments

The classification and measurement of the Company's financial assets and liabilities are as follows:

Financial Assets

(i) Equity instruments at fair value through other comprehensive income ("FVOCI"): This category only includes equity instruments, which the Company intends to hold for the foreseeable future and which the Company has irrevocably elected to so classify upon initial recognition or transition. Equity instruments in this category are subsequently measured at fair value with changes recognized in other comprehensive income, with no recycling of gains or losses to profit or loss upon derecognition. Equity instruments at FVOCI are not subject to an impairment assessment under IFRS 9.

(ii) Amortized cost: This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion. Financial assets classified in this category are carried at amortized cost using the effective interest method.

(iii) Fair value through profit or loss ("FVTPL"): This category includes derivative instruments and quoted equity instruments which the Company has not irrevocably elected, at initial recognition or transition, to classify at FVOCI. This category would also include debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in profit or loss.

Financial Liabilities

Financial liabilities are designated as either: (i) fair value through profit or loss; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statement of financial position subsequent to inception and how changes in value are recorded.

Income taxes [Policy Text Block]

(k) Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the country where the Company operates and generates taxable income.

Current income tax relating to items recognized directly in other comprehensive income (loss) or equity is recognized in other comprehensive income (loss) or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided for, based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Loss per share [Policy Text Block]

(l) Loss per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Intangible assets [Policy Text Block]

(l) Intangible assets

Acquired intangible assets are carried at cost less accumulated amortization and impairment. Intangible assets with indefinite lives are not amortized but are reviewed annually for impairment in accordance with the policy related to the impairment of non-financial assets. The estimated useful life and amortization period of the intangible assets acquired is two years.